Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	12 Months Ended
Dec. 31, 2023
Vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Residual value	5.00%
Vehicles [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Vehicles [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Office equipment and furniture [Member]
Schedule of Estimated Useful Lives [Line Items]
Residual value	5.00%
Office equipment and furniture [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Office equipment and furniture [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Electronic equipment [Member[
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Residual value	5.00%
Computer software [Member]
Schedule of Estimated Useful Lives [Line Items]
Residual value
Computer software [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Computer software [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Leasehold improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Residual value
Estimated useful lives, description	Over the shorter of lease term or the estimated useful lives of the assets
Others [Member]
Schedule of Estimated Useful Lives [Line Items]
Residual value	5.00%
Others [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Others [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years